Stock Compensation Plans - 10K (Tables)	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock options activity

A summary of the Company’s stock option activity is as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2015	2,115,566	$4.90
Granted	—	—
Exercised	(10,000)	1.22
Canceled/Expired	(180,599)	9.28
Outstanding at December 31, 2015	1,924,967	$4.51	3.03	$—
Vested and expected to vest at December 31, 2015	1,914,633	$4.51	3.04	$—
Exercisable at December 31, 2015	1,724,967	$4.71	3.13	$—

Stock appreciation rights award activity

A summary of the Company’s SSAR activity is as follows:

	Number of SSARs	Weighted Average Exercise Price	Weighted Average Remaining Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding at January 1, 2015	1,226,524	$3.53
Granted	—	—
Exercised	—	—
Canceled/Expired	(17,250)	3.53
Outstanding at December 31, 2015	1,209,274	$3.53	3.09	$—
Vested and expected to vest at December 31, 2015	1,209,274	$3.53	3.09	$—
Exercisable at December 31, 2015	1,209,274	$3.53	3.09	$—

Restricted stock and restricted stock units activity

RSUs awarded to employees vest in equal annual installments over a three-year period and RSUs awarded to directors of the Company vest over a one-year period. A summary of the Company’s RSU activity is as follows:

	Number of RSUs	Weighted Average Grant-Date Fair Value
Outstanding at January 1, 2015	1,161,672	$3.07
Granted	120,000	2.00
Vested	(600,000)	2.98
Canceled/Expired	(20,001)	3.17
Outstanding at December 31, 2015	661,671	$2.96